Condensed Consolidated Interim Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2021	$ 130,649	$ 7,977	$ 958	$ (38,135)	$ 101,449	$ 46,153	$ 147,602
Beginning balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share-based compensation expense		2,082			2,082	98	2,180
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Shares issued or accrued for services	$ 30				30		30
Shares issued or accrued for services, shares	1
Net loss for period				(3,066)	(3,066)	(157)	(3,223)
Ending balance, value at Jun. 30, 2021	$ 157,895	10,059	958	(41,201)	127,711	46,094	173,805
Ending balance, shares at Jun. 30, 2021	13,326
Beginning balance, value at Mar. 31, 2022	$ 158,324	16,928	958	(55,005)	121,205	44,229	165,434
Beginning balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share-based compensation expense		1,176			1,176		1,176
Shares issued or accrued for services	$ 30				30		30
Shares issued or accrued for services, shares	4
Net loss for period				(1,729)	(1,729)	104	(1,625)
Ending balance, value at Jun. 30, 2022	$ 158,354	$ 18,104	$ 958	$ (56,734)	$ 120,682	$ 44,333	$ 165,015
Ending balance, shares at Jun. 30, 2022	13,353